DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND


                                                  October 2, 1997


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Attn:     Filings - Rule 497 (j)

RE:  Dreyfus New York Tax Exempt Money Market Fund
     Registration Statement File No.:  33-14294
     CIK No.  000814236

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 16 to the Registration Statement, electronically filed with the Securities and Exchange Commission on September 26, 1997.

                                                  Very truly yours,



                                                  Elizabeth Keeley
                                                  Assistant Secretary

cc:  Ernst & Young
     Stroock & Stroock & Lavan